Total
BNY Mellon Short-Term U.S. Government Securities Fund
Fund Summary BNY Mellon Short-Term U.S. Government Securities Fund
Investment Objective
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Short-Term U.S. Government Securities Fund		Class M Shares	Investor Shares
Investment advisory fees		0.35%	0.35%
Shareholder services fees		none	0.25%
Administration fees		0.12%	0.12%
Miscellaneous other expenses		0.08%	0.08%
Total other expenses		0.20%	0.45%
Total annual fund operating expenses		0.55%	0.80%
Fee waiver and/or expense reimbursement	[1]	(0.05%)	(0.05%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.50%	0.75%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser Inc. (BNYM Investment Adviser), has contractually agreed, until December 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .50%. On or after December 31, 2022, BNYM Investment Adviser may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNYM Investment Adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Short-Term U.S. Government Securities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	51	171	302	684
Investor Shares	77	250	439	985

Expense Example No Redemption - BNY Mellon Short-Term U.S. Government Securities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	51	171	302	684
Investor Shares	77	250	439	985

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 114.85% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect of such securities. The fund may invest in mortgage-related securities issued by U.S. government agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the fund’s portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, generally the portfolio manager then seeks to identify potentially profitable sectors before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time. The fund may engage in frequent trading.

Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual bonds of any maturity or duration. A bond's maturity is the length of time until the principal must be fully repaid with interest. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

● Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

● Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

● Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Very low or negative interest rates may magnify interest rate risk. Interest rates in the United States currently are at or near historic lows due to market forces and actions of the Board of Governors of the Federal Reserve System in the U.S., primarily in response to the COVID-19 pandemic and resultant market disruptions. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

● Prepayment risk. Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

● Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

● Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

● Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield and/or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

● Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

● Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

● Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Government 1-3 Year Bond Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%)Class M

Best Quarter Q1, 2020: 2.13% Worst Quarter Q4, 2016: -0.59% The year-to-date total return of the fund's Class M shares as of September 30, 2021 was -0.28%.
Average Annual Total Returns as of 12/31/20
Average Annual Returns - BNY Mellon Short-Term U.S. Government Securities Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares	2.72%	1.47%	0.83%
Investor Shares	2.59%	1.23%	0.57%
After Taxes on Distributions | Class M Shares	1.92%	0.82%	0.29%
After Taxes on Distributions and Sale of Fund Shares | Class M Shares	1.61%	0.84%	0.40%
Bloomberg U.S. Government 1-3 Year Bond Index reflects no deductions for fees, expenses or taxes	3.14%	1.92%	1.32%